Accounts Payable and Accrued Expenses (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 6,362,000	$ 2,244,000
Accrued employee expenses	6,500,000	6,586,000
Other accrued liabilities	11,019,000	3,821,000
Accounts payable and accrued expenses	$ 23,881,000	$ 12,651,130	$ 14,886,301